Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.5%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$835	$ 694,184
Montefiore Obligated Group, 4.287%, 9/1/50	6,945	4,203,672
		$ 4,897,856
Insured - Hospital — 0.5%
Toledo Hospital, (AGM), 5.75%, 11/15/38	$2,410	$ 2,341,737
		$ 2,341,737
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$ 3,721,991
		$ 3,721,991
Total Corporate Bonds (identified cost $14,528,125)		$ 10,961,584

Tax-Exempt Municipal Obligations — 140.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.2%
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	$1,000	$ 1,211,300
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	340	387,134
Texas Water Development Board, 4.00%, 10/15/37(2)	8,125	8,207,063
		$ 9,805,497
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(4)	$630	$ 113,437
		$ 113,437
Education — 11.1%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$1,115	$ 1,002,106
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	430	326,839
California State University, 5.00%, 11/1/41(2)	13,000	13,611,390
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	350	338,114
Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.): (continued)
5.375%, 6/15/48(1)	$655	$ 597,255
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	315,900
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	390	383,156
District of Columbia, (KIPP DC):
4.00%, 7/1/44	235	197,539
4.00%, 7/1/49	335	270,623
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/56(1)	2,165	1,939,948
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	250	214,210
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	1,000	975,070
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/42(2)	950	1,000,930
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	5,580	6,528,377
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 3/1/33	770	783,629
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/37	1,000	1,019,790
Massachusetts Development Finance Agency, (Williams College), 5.00%, 7/1/46(2)	3,000	3,107,190
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/35	1,640	1,978,890
Pennsylvania State University, 5.00%, 9/1/42(2)	3,250	3,430,602
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	250	183,770
5.00%, 4/1/40(1)	755	723,169
5.00%, 4/1/50(1)	380	344,029
Swarthmore Borough Authority, PA, (Swarthmore College), 5.00%, 9/15/46(2)	2,525	2,679,631
Tennessee State School Bond Authority, 5.00%, 11/1/52(2)	5,000	5,471,050
University of Michigan, 5.00%, 4/1/48(2)	1,500	1,593,990
		$ 49,017,197
Electric Utilities — 1.9%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$4,040	$ 3,336,474

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 6.00%, 5/15/52	$2,000	$ 2,294,660
New York Power Authority, Green Bonds, 4.00%, 11/15/55	3,000	2,803,260
		$ 8,434,394
Escrowed/Prerefunded — 8.8%
California Health Facilities Financing Authority, (Sutter Health Obligation Group), Prerefunded to 8/15/23, 5.00%, 8/15/52(2)	$10,000	$ 10,087,900
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/39	175	178,906
Lancaster Industrial Development Authority, PA, (Garden Spot Village), Prerefunded to 5/1/23, 5.375%, 5/1/28	100	100,354
Massachusetts Development Finance Agency, (Atrius Health), Prerefunded to 6/1/29, 4.00%, 6/1/49	735	793,712
Massachusetts Development Finance Agency, (Children's Hospital), Prerefunded to 10/1/24, 5.00%, 10/1/46(2)	10,000	10,299,400
Massachusetts Water Resources Authority, Green Bonds, Prerefunded to 8/1/26, 5.00%, 8/1/40(2)	3,000	3,207,630
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	205	206,394
Savannah Economic Development Authority, GA, (Marshes Skidaway), Prerefunded to 1/1/24, 7.125%, 1/1/38	4,960	5,113,958
Upper Arlington City School District, OH, Prerefunded to 12/1/27, 5.00%, 12/1/48(2)	2,775	3,056,163
Will County, IL, Prerefunded to 11/15/25, 5.00%, 11/15/45(2)	5,625	5,877,619
		$ 38,922,036
General Obligations — 16.9%
Allegheny County, PA, 5.00%, 11/1/43(2)	$2,875	$ 3,068,229
Chicago Board of Education, IL, 5.00%, 12/1/42	8,160	7,709,078
Chicago, IL:
5.00%, 1/1/44	1,000	974,660
5.75%, 1/1/33	1,500	1,571,145
Cleveland, OH, 5.00%, 12/1/43(2)	2,775	2,928,680
Detroit, MI:
5.50%, 4/1/33	470	497,984
5.50%, 4/1/34	330	348,302
5.50%, 4/1/37	465	481,094
5.50%, 4/1/39	645	662,692
Forest Hills Local School District, OH, 5.00%, 12/1/46(2)	2,775	2,820,899
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois:
5.00%, 5/1/33	$5,000	$ 5,059,400
5.00%, 5/1/35	1,415	1,428,499
5.00%, 12/1/42	3,020	3,057,267
5.50%, 5/1/39	290	308,293
5.75%, 5/1/45	295	312,850
Jackson Public Schools, MI, 5.00%, 5/1/48(2)	2,850	3,033,967
Leander Independent School District, TX, (PSF Guaranteed), Prerefunded to 8/15/24, 0.00%, 8/15/39	17,900	8,314,729
Massachusetts, 5.00%, 9/1/38(2)	14,500	15,661,305
Ohio, 5.00%, 2/1/37(2)	2,775	2,891,578
Pennsylvania, 5.00%, 3/1/32(2)	2,250	2,468,745
Peters Township School District, PA, 5.00%, 9/1/40(2)	2,750	2,986,802
State College Area School District, PA, 5.00%, 5/15/44(2)	3,100	3,326,796
Township High School District No. 203, IL, 2.00%, 12/15/34	2,480	2,087,788
Trenton Public Schools, MI, 5.00%, 5/1/42(2)	2,850	3,055,941
		$ 75,056,723
Health Care - Miscellaneous — 0.5%
Washington Health Care Facilities Authority, (Seattle Cancer Care Alliance), 5.00%, 9/1/55	$2,100	$ 2,127,657
		$ 2,127,657
Hospital — 7.4%
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(2)	$1,000	$ 918,360
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	1,985	1,987,600
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,185	1,066,227
Chester County Health and Education Facilities Authority, PA, (Main Line Health System), 4.00%, 9/1/50	2,125	1,889,635
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	1,500	1,580,625
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/47(2)	2,800	2,850,960
Hamilton County, OH, (Cincinnati Children's Hospital Medical Center), 5.00%, 5/15/34	250	254,638
Massachusetts Development Finance Agency, (Partners HealthCare System), 5.00%, 7/1/47(2)	3,550	3,614,290
Michigan Finance Authority, (Trinity Health Credit Group), 5.00%, 12/1/42(2)	2,850	2,929,857
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/48	1,495	1,286,477
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	100	100,069

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), Prerefunded to 7/1/23, 5.25%, 7/1/31	$45	$ 45,276
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39(2)	3,425	3,555,116
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	2,950	3,029,680
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/42	5,250	5,017,740
Southeastern Ohio Port Authority, OH, (Memorial Health System Obligated Group):
5.00%, 12/1/43	875	796,618
5.50%, 12/1/43	750	751,118
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	1,000	1,005,120
		$ 32,679,406
Housing — 1.0%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$4,725	$ 3,170,286
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.00%, 7/1/50	725	717,895
Ohio Housing Finance Agency, (GNMA), (FNMA), (FHLMC), 3.80%, 9/1/38	320	312,656
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	180	176,400
		$ 4,377,237
Industrial Development Revenue — 7.7%
Cleveland, OH, (Continental Airlines), 5.375%, 9/15/27	$555	$ 554,961
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	1,500	1,416,270
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	3,850	3,318,623
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,075	1,070,012
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,580	1,348,909
(AMT), 4.875%, 11/1/42(1)	1,740	1,535,759
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	15	14,994
(AMT), 5.25%, 9/15/29	4,815	4,791,647
(AMT), 5.50%, 6/1/33	750	745,515
(AMT), 5.625%, 11/15/30	4,535	4,565,294
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	$10,140	$ 10,127,731
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,000	1,139,710
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	2,000	1,959,480
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	1,525	1,425,768
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	300	288,732
		$ 34,303,405
Insured - Education — 0.6%
Massachusetts College Building Authority, (AGC), 5.50%, 5/1/39	$1,000	$ 1,194,540
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(2)	1,365	1,636,635
		$ 2,831,175
Insured - Electric Utilities — 3.6%
Cleveland, OH, Public Power System Revenue:
(NPFG), 0.00%, 11/15/27	$710	$ 604,387
(NPFG), 0.00%, 11/15/38	2,000	990,220
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	3,125	3,223,031
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/25	815	758,317
(NPFG), 0.00%, 2/15/26	3,000	2,698,140
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	1,515	1,523,863
(NPFG), 5.25%, 7/1/32	250	250,647
(NPFG), 5.25%, 7/1/34	1,445	1,449,292
South Carolina Public Service Authority, (AGM), 5.75%, 12/1/52	4,000	4,386,080
		$ 15,883,977
Insured - Escrowed/Prerefunded — 0.1%
Bay City Brownfield Redevelopment Authority, MI, (BAM), Prerefunded to 10/1/23, 5.375%, 10/1/38	$500	$ 506,350
		$ 506,350

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 0.8%
Canal Winchester Local School District, OH, (NPFG), 0.00%, 12/1/30	$2,455	$ 1,899,483
Detroit School District, MI, (AGM), 5.25%, 5/1/32	300	345,267
Massachusetts, (AMBAC), 5.50%, 8/1/30	1,000	1,173,740
		$ 3,418,490
Insured - Hospital — 0.1%
Allegheny County Hospital Development Authority, PA, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$ 258,310
		$ 258,310
Insured - Lease Revenue/Certificates of Participation — 0.2%
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	$1,000	$ 1,114,920
		$ 1,114,920
Insured - Other Revenue — 0.8%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$4,210	$ 2,418,561
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	590	729,210
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	560	413,549
		$ 3,561,320
Insured - Special Tax Revenue — 5.0%
Garden State Preservation Trust, NJ, (AGM), 0.00%, 11/1/25	$5,250	$ 4,797,922
Massachusetts, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	1,000	1,133,310
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	4,000	3,569,440
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/37	20,700	10,405,683
New Jersey Economic Development Authority, (Motor Vehicle Surcharges):
(AGC), 0.00%, 7/1/26	760	671,430
(AGC), 0.00%, 7/1/27	2,020	1,720,636
		$ 22,298,421
Insured - Transportation — 6.0%
Alameda Corridor Transportation Authority, CA, (NPFG), 0.00%, 10/1/33	$12,425	$ 8,425,144
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	935	947,940
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement):
(AGM), (AMT), 5.00%, 1/1/31	$850	$ 858,560
(AGM), (AMT), 5.125%, 1/1/39	1,500	1,510,755
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	2,400	1,943,088
New York Thruway Authority, (AGM), 3.00%, 1/1/46	2,555	1,927,364
Ohio Turnpike Commission:
(NPFG), 5.50%, 2/15/24	350	357,655
(NPFG), 5.50%, 2/15/26	1,000	1,061,360
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	5,500	5,563,525
Pennsylvania Turnpike Commission, (AGM), 6.375%, 12/1/38	2,500	2,829,125
Philadelphia Parking Authority, PA, (AMBAC), 5.25%, 2/15/29	1,005	1,006,769
		$ 26,431,285
Insured - Water and Sewer — 7.3%
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.00%, 10/1/35(2)	$17,985	$ 19,123,630
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/34	6,000	2,995,860
(AGM), 0.00%, 10/1/35	6,680	3,123,301
(AGM), 0.00%, 10/1/36	7,000	3,065,230
(AGM), 5.00%, 10/1/44	3,750	3,835,350
		$ 32,143,371
Lease Revenue/Certificates of Participation — 2.6%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$555	$ 526,712
Michigan State Building Authority, 5.00%, 10/15/51(2)	2,850	2,939,119
New Jersey Economic Development Authority, (School Facilities Construction), 5.00%, 6/15/48	8,000	8,181,920
		$ 11,647,751
Other Revenue — 2.2%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$5,110	$ 4,647,187
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	1,925	346,500
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	1,665	1,734,314
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	485	500,763
Mercer County Improvement Authority, NJ, 4.00%, 3/15/40	700	689,325

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Military Installation Development Authority, UT, 4.00%, 6/1/41	$500	$ 391,350
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	890	883,476
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	580	579,942
		$ 9,772,857
Senior Living/Life Care — 6.0%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$230	$ 202,828
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	215	190,690
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,510	1,124,406
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	265	259,758
Franklin County, OH, (Friendship Village of Dublin), 5.00%, 11/15/44	650	650,371
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/32	725	688,605
Lee County Industrial Development Authority, FL, (Shell Point/Alliance Obligated Group), 5.00%, 11/15/44	1,750	1,693,580
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	775	809,077
5.00%, 11/15/38(1)	545	554,952
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	310	288,830
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/38	3,715	3,273,212
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.40%, 10/1/44	1,480	1,317,540
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,710	1,870,415
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	780	713,489
5.625%, 7/1/46(1)	465	425,791
5.75%, 7/1/54(1)	1,270	1,157,211
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	200	186,664
5.00%, 7/1/33	125	115,559
5.00%, 7/1/34	130	119,010
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	1,200	1,161,744
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	$1,845	$ 1,475,779
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	775	652,860
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	145	153,558
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	2,665	2,526,766
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	4,030	3,890,199
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	277,272
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/39(1)	750	616,478
		$ 26,396,644
Special Tax Revenue — 17.9%
Cleveland, OH, Income Tax Revenue:
5.00%, 10/1/39(2)	$550	$ 587,450
5.00%, 10/1/43(2)	2,200	2,335,080
Franklin County, OH, Sales Tax Revenue:
5.00%, 6/1/38(2)	1,400	1,510,894
5.00%, 6/1/43(2)	1,400	1,491,238
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	275	221,518
Massachusetts School Building Authority, Sales Tax Revenue, 5.00%, 11/15/46(2)	4,100	4,264,779
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	90	0
5.35%, 5/1/38(5)	35	0
5.75%, 5/1/38	125	126,015
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/39	1,750	1,732,692
4.00%, 8/1/39(2)	6,500	6,435,130
5.00%, 8/1/39(2)	12,400	12,616,256
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/43(2)	14,100	14,932,464
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/45(2)	5,600	5,310,312
New York Thruway Authority, Green Bonds, 5.00%, 3/15/55(2)	10,000	10,721,500
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 5.25%, 12/1/44(2)	3,250	3,463,297
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/24	126	118,781

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
0.00%, 7/1/27	$251	$ 205,747
0.00%, 7/1/29	246	182,451
0.00%, 7/1/31	316	210,611
0.00%, 7/1/33	357	213,261
0.00%, 7/1/46	3,403	872,121
0.00%, 7/1/51	2,773	523,210
4.50%, 7/1/34	286	283,580
4.536%, 7/1/53	36	31,132
5.00%, 7/1/58	4,752	4,408,906
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	203	181,262
Series A2, 5.80%, 5/1/35	165	110,707
Sterling Hill Community Development District, FL, 6.20%, 5/1/35	552	297,958
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,900	1,432,410
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 5/15/47(2)	4,275	4,701,901
		$ 79,522,663
Student Loan — 0.2%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.75%, 12/1/43	$740	$ 710,341
		$ 710,341
Transportation — 17.0%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	$4,500	$ 4,777,830
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	1,000	1,012,850
Delaware River Joint Toll Bridge Commission of Pennsylvania and New Jersey:
5.00%, 7/1/37(2)	1,825	1,947,640
5.00%, 7/1/47(2)	6,525	6,732,625
Denver City and County, CO, Airport System Revenue, (AMT), 5.75%, 11/15/45	2,500	2,785,375
Massachusetts, (Rail Enhancement and Accelerated Bridge Programs), 5.00%, 6/1/47(2)	3,000	3,132,900
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	3,000	3,073,260
Miami-Dade County, FL, Seaport Revenue, (AMT), 5.00%, 10/1/47	2,000	2,060,180
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.25%, 1/1/52	1,500	1,434,075
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Economic Development Authority, (Port Newark Container Terminal, LLC), (AMT), 5.00%, 10/1/47	$750	$ 737,460
New Jersey Economic Development Authority, (Portal North Bridge Project), 5.00%, 11/1/52	3,500	3,620,715
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	1,100	1,063,612
5.25%, 6/15/43	2,730	2,848,100
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	1,060	1,092,616
(AMT), 5.00%, 7/1/41	2,150	2,150,194
(AMT), 5.00%, 7/1/46	2,485	2,446,532
(AMT), 5.25%, 1/1/50	1,055	1,052,426
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	4,550	4,712,844
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 7/1/47	5,000	5,058,300
Port Authority of New York and New Jersey:
5.00%, 10/15/42(2)	6,250	6,579,750
(AMT), 4.00%, 9/1/33(2)	7,200	7,224,552
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,500	1,541,775
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	205	212,616
Texas Transportation Commission, 0.00%, 8/1/37	725	347,137
Texas Transportation Commission, (Central Texas Turnpike System):
0.00%, 8/1/39	750	316,605
5.00%, 8/15/42	640	644,173
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	1,315	1,197,321
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC), (AMT), 4.00%, 1/1/38	4,750	4,445,525
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	1,000	996,850
		$ 75,245,838
Water and Sewer — 12.1%
Atlanta, GA, Water and Wastewater Revenue:
5.00%, 11/1/40(2)	$10,000	$ 10,272,600
5.00%, 11/1/43(2)	6,250	6,571,875
5.00%, 11/1/47(2)	14,100	14,750,292
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/43(2)	9,550	9,399,969

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Grand Rapids, MI, Sanitary Sewer System Revenue, 5.00%, 1/1/48(2)	$2,500	$ 2,600,075
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	4,130	4,189,266
Sussex County Municipal Utilities Authority, NJ, 0.00%, 12/1/36	1,250	714,100
Texas Water Development Board, 4.00%, 10/15/47(2)	5,500	5,236,660
		$ 53,734,837
Total Tax-Exempt Municipal Obligations (identified cost $626,299,416)		$ 620,315,539

Taxable Municipal Obligations — 5.5%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(4)	$300	$ 54,006
		$ 54,006
Escrowed/Prerefunded — 0.6%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$2,394	$ 2,493,183
		$ 2,493,183
General Obligations — 2.3%
Atlantic City, NJ, 7.50%, 3/1/40	$6,880	$ 7,911,587
Chicago, IL, 7.75%, 1/1/42	2,424	2,493,302
		$ 10,404,889
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$6,000	$ 6,049,500
		$ 6,049,500
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$2,745	$ 2,012,085
		$ 2,012,085
Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 0.3%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/32	$1,285	$ 753,550
(AMBAC), 0.00%, 10/1/33	1,000	553,110
		$ 1,306,660
Special Tax Revenue — 0.3%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 450,138
3.72%, 9/1/27(1)	1,115	988,838
		$ 1,438,976
Student Loan — 0.0%(3)
Massachusetts Educational Financing Authority, 4.70%, 1/1/30	$90	$ 89,685
		$ 89,685
Transportation — 0.2%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(6)	$750	$ 758,468
		$ 758,468
Total Taxable Municipal Obligations (identified cost $24,370,311)		$ 24,607,452

Trust Units — 0.6%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.6%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$2,610	$ 2,638,658
Total Trust Units (identified cost $2,629,531)		$ 2,638,658
Total Investments — 148.6% (identified cost $667,827,383)		$ 658,523,233
Other Assets, Less Liabilities — (48.6)%		$(215,480,702)
Net Assets — 100.0%		$ 443,042,531

Eaton Vance
Municipal Income Trust
February 28, 2023
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At February 28, 2023, the aggregate value of these securities is $30,182,270 or 6.8% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At February 28, 2023, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	14.3%
Others, representing less than 10% individually	83.6%

The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At February 28, 2023, 13.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 9.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund

The Trust did not have any open derivative instruments at February 28, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At February 28, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 10,961,584	$ —	$ 10,961,584
Tax-Exempt Municipal Obligations	—	620,315,539	—	620,315,539
Taxable Municipal Obligations	—	24,607,452	—	24,607,452
Trust Units	—	2,638,658	—	2,638,658
Total Investments	$ —	$658,523,233	$ —	$658,523,233
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.